Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Accounts receivable, net
9.	Accounts receivable, net

	December 31,
	2023	2024
	US$	US$

Accounts receivable, gross	150,793	142,799
Less: allowance for expected credit loss of receivables	(20,093)	(20,938)

Accounts receivable, net	130,700	121,861

The following table summarizes the details of the Group’s allowance for expected credit losses:

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Balance at the beginning of the year	(12,426)	(20,670)	(20,093)
Additions charged to general and administrative expenses, net	(8,484)	(82)	(3,427)
Write-off during the year	240	659	2,582

Balance at the end of the year	(20,670)	(20,093)	(20,938)